SUBSEQUENT EVENTS (Tables)	12 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SCHEDULE OF LOSS PER SHARE BASIS OF REVERSE STOCK SPLIT

The unaudited pro forma tables below show the losses per share prior to the reverse split and following the reverse split. A key assumption to the loss per share calculation is that post-reverse split price is equal to the pre-reverse split times the number of shares from the ratio.

Historical per share data – (Pre- Split basis)	Year Ended June 30, 2024	Year Ended June 30, 2023

Net loss available to Common Stockholders	$2,013,488	$3,126,839
Basic and diluted weighted average shares outstanding	85,045,339	1,738,802
Basic and diluted net loss per share	$0.02	$1.80

The assumption inherent in the table below is a reverse split of 1:100,000.

Historical per share data – (Post- Split basis)	Year Ended June 30, 2024	Year Ended June 30, 2023

Net loss available to Common Stockholders	$2,013,488	$3,126,839
Basic and diluted weighted average shares outstanding	850	17
Basic and diluted net loss per share	$2,368.81	$183,931.71

The table below shows the loss per share effect of reverse stock splits at 1:10,000, 1:50,000 and 1:100,000:

Split Ratio	1:10,000		1:50,000		1:100,000
	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2024	Year Ended June 30, 2023
Net losses available to common stockholders	$2,013,488	$3,126,839	$2,013,488	$3,126,839	$2,013,488	$3,126,839
Weighted Average Shares Outstanding	8,505	174	1,701	35	850	17
Loss per share	$236.74	$17,970	$1,183.71	$89,338.26	$2,368.81	$183,931.71